UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09583

UBS Eucalyptus Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 525-6000

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

March 31, 2013

	INVESTMENTS IN SECURITIES (127.90%)
Par ($)		Fair Value

	CORPORATE BONDS (1.82%)
	MEDICAL - BIOMEDICAL/GENETICS (0.59%)
325,000	Incyte Corp. Ltd., 4.75%, 10/01/15	$877,381

	MEDICAL - DRUGS (1.23%)
1,000,000	Ironwood Pharmaceuticals Inc., 11.00%, 06/15/24	1,020,000
800,000	Sanofi, 1.20%, 09/30/14 – (France) (a)	808,990

		1,828,990

	TOTAL CORPORATE BONDS (Cost $2,129,624)	2,706,371

Shares

	COMMON STOCK (125.06%)
	DIAGNOSTIC EQUIPMENT (1.16%)
365,300	Affymetrix, Inc. *, (b)	1,724,216

	DIAGNOSTIC KITS (1.29%)
354,000	OraSure Technologies, Inc. *, (b)	1,911,600

	DISPOSABLE MEDICAL EQUIPMENT (0.73%)
1,197,000	Shandong Weigao Group Medical Polymer Co., Ltd. – (China) *, (a)	1,084,034

	DRUG DELIVERY SYSTEMS (1.78%)
739,800	Antares Pharma, Inc. *, (b)	2,648,484

	INSTRUMENTS - SCIENTIFIC (2.84%)
42,000	Fluidigm Corp. *, (b)	777,420
45,000	Thermo Fisher Scientific, Inc. (b)	3,442,050

		4,219,470

	MEDICAL - BIOMEDICAL/GENETICS (35.21%)
205,000	3SBio, Inc. *, (c)	3,116,000
50,100	Acorda Therapeutics, Inc. *, (b)	1,604,703
69,800	Amgen, Inc. (b)	7,155,198
68,800	Astex Pharmaceuticals *	306,848
148,900	Bavarian Nordic A/S – (Denmark) *, (a)	1,753,391
33,000	Biogen Idec, Inc. *, (b)	6,366,030
47,000	Celgene Corp. *, (b)	5,447,770
500,000	Cell Therapeutics Inc. *, (b)	575,000
168,000	Dendreon Corp. *, (b)	794,640
99,300	Dynavax Technologies Corp. *	220,446
142,000	Exact Sciences Corp. *, (b)	1,391,600
162,000	Gilead Sciences, Inc. *, (b)	7,926,660
65,000	Illumina, Inc. *, (b)	3,510,000
224,000	Incyte Corp. Ltd. *, (b)	5,243,840
50,700	Insmed, Inc. *	379,743
14,000	Intermune, Inc. *, (b)	126,700
28,000	Life Technologies Corp. *, (b)	1,809,640
14,000	Regeneron Pharmaceuticals, Inc. *, (b)	2,469,600
159,000	Sequenom, Inc. *, (b)	659,850
203,500	Sinovac Biotech Ltd. – (Antigua and Barbados) *, (a), (b)	757,020
210,900	XOMA Corp. *, (b)	736,041

		52,350,720

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Shares		Fair Value

	COMMON STOCK (CONTINUED)
	MEDICAL - DRUGS (42.12%)
113,000	ACADIA Pharmaceuticals Inc. *, (b)	$897,220
51,000	Achillion Pharmaceuticals, Inc. *, (b)	445,740
49,200	Actelion, Ltd. – (Switzerland) *, (a)	2,670,169
313,500	Array BioPharma, Inc. *, (b)	1,542,420
160,000	Bristol-Myers Squibb Co.	6,590,400
66,400	Endocyte, Inc. *, (b)	826,680
32,600	Hi-Tech Pharmacal Co, Inc. *, (b)	1,079,386
155,000	Infinity Pharmaceuticals, Inc. *, (b)	7,512,850
41,000	Medivation, Inc. *, (b)	1,917,570
33,000	Medivir AB – (Sweden) *, (a)	410,209
270,000	Mitsubishi Tanabe Pharma Corp. – (Japan) (a)	4,143,783
62,000	Nichi-iko Pharmaceutical Co., Ltd. – (Japan) (a)	1,408,536
71,500	Ono Pharmaceutical Co., Ltd. – (Japan) (a)	4,351,371
295,000	Pernix Therapeutics Holdings *, (b)	1,463,200
219,000	Pfizer, Inc. (b)	6,320,340
10,000	Rigel Pharmaceuticals, Inc. *	67,900
38,700	Roche Holding AG – (Switzerland) (a)	9,004,265
26,500	Salix Pharmaceuticals, Ltd. *, (b)	1,356,270
61,000	Sanofi-Aventis SA – (France) *, (a)	6,197,651
452,000	Sino Biopharmaceutical – (Cayman Islands) *, (a)	315,596
240,000	Skyepharma PLC – (United Kingdom) *, (a)	169,558
3,592,800	United Laboratories Ltd/The – (Cayman Islands) (a)	1,596,782
325,600	Xenoport, Inc. *, (b)	2,328,040

		62,615,936

	MEDICAL - GENERIC DRUGS (10.19%)
53,000	Actavis Inc. *, (b)	4,881,830
145,000	Impax Laboratories, Inc. *, (b)	2,238,800
132,000	Mylan Laboratories, Inc. *, (b)	3,820,080
68,000	Nippon Chemiphar Co., Ltd. – (Japan) (a)	443,448
20,000	Sawai Pharmaceutical Co., Ltd. – (Japan) (a)	2,383,352
26,000	Towa Pharmaceutical Co., Ltd. – (Japan) (a)	1,377,969

		15,145,479

	MEDICAL - HMO (6.43%)
20,000	Centene Corp. *, (b)	880,800
28,000	CIGNA Corp. (b)	1,746,360
27,000	Health Net Inc. *, (b)	772,740
16,000	Molina Healthcare Inc. *, (b)	493,920
38,000	United Health Group, Inc. (b)	2,173,980
18,000	WellCare Health Plans Inc. *, (b)	1,043,280
37,000	Wellpoint, Inc. (b)	2,450,510

		9,561,590

	MEDICAL - HOSPITALS (2.91%)
20,000	Community Health Systems, Inc. *, (b)	947,800
83,300	HCA Holdings Inc. *, (b)	3,384,479

		4,332,279

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Shares		Fair Value

	COMMON STOCK (CONTINUED)
	MEDICAL - WHOLESALE DRUG DISTRIBUTION (1.22%)
560,000	Sinopharm Group Co. – (China) *, (a)	$1,807,129

	MEDICAL INSTRUMENTS (1.18%)
123,000	Natus Medical, Inc. *, (b)	1,653,120
49,200	Solta Medical, Inc. *, (b)	108,240

		1,761,360

	MEDICAL PRODUCTS (2.49%)
2,520,000	Biosensors International Group Ltd. – (Bermuda) *, (a)	2,650,816
37,000	Syneron Medical, Ltd. – (Israel) *, (a), (b)	378,140
267,000	Uroplasty, Inc. *, (b)	678,180

		3,707,136

	PATIENT MONITORING EQUIPMENT (2.08%)
119,300	Insulet Corp. *, (b)	3,085,098

	PHARMACEUTICALS (0.23%)
28,000	Derma Sciences Inc. *, (b)	338,240

	PHARMACY SERVICES (2.79%)
72,000	Express Scripts Holding Co. *, (b)	4,150,800

	THERAPEUTICS (10.41%)
49,000	Biomarin Pharmaceutical, Inc. *, (b)	3,050,740
950,000	China Shineway Pharmaceutical Group Ltd. – (Cayman Islands) *, (a)	1,706,003
275,300	Neurocrine Biosciences, Inc. *, (b)	3,342,142
43,000	Onyx Pharmaceuticals, Inc. *, (b)	3,820,980
263,000	Warner Chilcott PLC – (Ireland) *, (a), (b)	3,563,650

		15,483,515

	TOTAL COMMON STOCK (Cost $151,772,667)	185,927,086

	WARRANTS (0.48%)
	MEDICAL - BIOMEDICAL/GENETICS (0.48%)
54,000	Affymax Inc., $16.77, 03/02/14 *	3,056
24,300	Alexza Pharmaceuticals, Inc., $27.70, 10/05/2016 *	972
2,181	Novelos Therapeutics, Inc., $0.11, 07/27/15 *	—
150,000	Talon Therapeutics, Inc., $0.01, 10/07/16 *	91,500
62,500	Talon Therapeutics, Inc., $0.60, 10/07/16 *	12,500
325,000	XOMA Corp., $1.76, 01/01/14 *	604,500

		712,528

	TOTAL WARRANTS (Cost $717,625)	712,528

Number of Contracts

	PURCHASED OPTIONS (0.54%)
	MEDICAL - BIOMEDICAL/GENETICS (0.18%)
577	Astex Pharmaceuticals, 07/20/13 $3.00 Call *	100,975
313	Astex Pharmaceuticals, 07/20/13 $3.50 Call *	40,690
348	Dendreon Corp., 08/17/13 $6.00 Call *	15,660
145	Life Technologies Corp., 05/18/13 $60.00 Call *	89,900

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Number of Contracts		Fair Value

	PURCHASED OPTIONS (CONTINUED)
	MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
95	Myriad Genetics Inc., 07/20/13 $23.00 Put *	$19,950
135	NewLink Genetics Corp, 07/20/13 $22.50 Call *	8,100

		275,275

	MEDICAL - DRUGS (0.14%)
195	Bristol-Myers Squibb Co., 06/22/13 $39.00 Call *	46,605
184	Infinity Pharmaceuticals Inc., 07/20/13 $45.00 Call *	165,600

		212,205

	MEDICAL - GENERIC DRUGS (0.00%)
83	Impax Laboratories Inc., 06/22/13 $22.50 Call *	415

	MEDICAL - HMO (0.03%)
139	Humana Inc., 04/20/13 $70.00 Call *	35,445
139	Humana Inc., 04/20/13 $80.00 Call *	2,780

		38,225

	MEDICAL INSTRUMENTS (0.01%)
349	Boston Scientific Corp., 04/20/13 $8.00 Put *	11,866

	STOCK INDEX (0.03%)
139	iShares Russell 2000 Index Fund, 04/20/13 $92.00 Put *	8,618
70	SPDR S&P 500 ETF Trust, 04/20/13 $153.00 Put *	4,830
107	SPDR S&P 500 ETF Trust, 05/18/13 $156.00 Put *	25,787

		39,235

	THERAPEUTICS (0.15%)
370	QLT Inc., 06/22/13 $2.50 Call *	222,000

	TOTAL PURCHASED OPTIONS (Cost $743,318)	799,221

	TOTAL INVESTMENTS IN SECURITIES (Cost $155,363,234)	190,145,206

Shares

	SECURITIES SOLD, NOT YET PURCHASED ((50.64)%)
	COMMON STOCK SOLD, NOT YET PURCHASED ((46.43)%)
	DIAGNOSTIC KITS ((0.66)%)
(28,000)	DiaSorin SpA – (Italy) *, (a)	(979,736)

	DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.97)%)
(18,000)	Chemed Corp.	(1,439,640)

	FILTRATION/SEPARATE PRODUCTS ((1.61)%)
(35,000)	Pall Corp.	(2,392,950)

	INSTRUMENTS - SCIENTIFIC ((2.45)%)
(30,000)	PerkinElmer Inc	(1,009,200)
(28,000)	Waters Corp. *	(2,629,480)

		(3,638,680)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Shares		Fair Value

	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
	MEDICAL - BIOMEDICAL/GENETICS ((7.31)%)
(164,800)	Arena Pharmaceuticals Inc. *	$(1,353,008)
(112,000)	Ariad Pharmaceuticals, Inc. *	(2,026,080)
(192,500)	Mesoblast, Ltd. – (Australia) *, (a)	(1,232,831)
(42,000)	Myriad Genetics, Inc. *	(1,066,800)
(104,000)	NPS Pharmaceuticals, Inc. *	(1,059,760)
(48,100)	NuPathe, Inc. *	(165,945)
(90,800)	Prolatix Biotherapeutics, Inc. *	(498,492)
(85,000)	Seattle Genetics, Inc. *	(3,018,350)
(29,000)	Takara Bio Inc. – (Japan) *, (a)	(444,765)

		(10,866,031)

	MEDICAL - DRUGS ((14.04)%)
(14,500)	AB Science SA – (France) *, (a)	(350,694)
(113,900)	Almirall SA – (Spain) *, (a)	(1,423,367)
(42,000)	Chugai Pharmaceutical Co., Ltd. – (Japan) *, (a)	(951,493)
(194,000)	Dainippon Sumitomo Pharma Co., Ltd. – (Japan) (a)	(3,616,132)
(42,000)	Eisai Co., Ltd. – (Japan) (a)	(1,873,544)
(28,000)	Eli Lilly and Company	(1,590,120)
(70,000)	Ironwood Pharmaceuticals Inc. *	(1,280,300)
(58,000)	Johnson & Johnson	(4,728,740)
(73,000)	Kyowa Hakko Kirin Co. Ltd. – (Japan) *, (a)	(832,708)
(86,000)	Shionogi & Co., Ltd. – (Japan) (a)	(1,774,748)
(91,300)	Synta Pharmaceuticals Corp. *	(785,180)
(17,000)	Takeda Pharmaceutical Co., Ltd. – (Japan) (a)	(908,202)
(12,000)	UCB SA – (Belgium) *, (a)	(765,948)

		(20,881,176)

	MEDICAL - WHOLESALE DRUG DISTRIBUTION ((1.25)%)
(36,000)	AmerisourceBergen Corp. *	(1,852,200)

	MEDICAL INSTRUMENTS ((2.06)%)
(205,000)	Boston Scientific Corp. *	(1,601,050)
(48,000)	Getinge AB – (Sweden) (a)	(1,465,888)

		(3,066,938)

	MEDICAL LABS & TESTING SERVICES ((3.23)%)
(27,000)	Laboratory Corp. of America Holdings *	(2,435,400)
(42,000)	Quest Diagnostics Inc.	(2,370,900)

		(4,806,300)

	MEDICAL PRODUCTS ((6.31)%)
(31,000)	Becton, Dickinson and Company	(2,963,910)
(23,400)	Covidien PLC – (Ireland) *, (a)	(1,587,456)
(101,000)	Hospira, Inc. *	(3,315,830)
(21,000)	Varian Medical Systems, Inc. *	(1,512,000)

		(9,379,196)

	OPTICAL SUPPLIES ((1.64)%)
(22,000)	Cie Generale d’Optique Essilor International SA – (France) *, (a)	(2,446,136)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Shares		Fair Value

	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
	RESEARCH & DEVELOPMENT ((0.40)%)
(80,900)	Aveo Pharmaceuticals, Inc. *	$(594,615)

	STOCK INDEX ((1.08)%)
(17,000)	iShares Russell 2000 Index Fund *	(1,602,420)

	THERAPEUTICS ((3.42)%)
(64,000)	Isis Pharmaceuticals, Inc. *	(1,084,160)
(45,100)	Osiris Therapeutics, Inc. *	(469,040)
(26,500)	Pharmacyclics, Inc. *	(2,130,865)
(29,000)	Thrombogenics NV – (Belgium) *, (a)	(1,397,201)

		(5,081,266)

	TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(58,338,763))	(69,027,284)

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((4.21)%)
	STOCK INDEX ((4.21)%)
(40,000)	SPDR S&P 500 ETF Trust	(6,262,000)

	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(5,957,788))	(6,262,000)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(64,296,551))	(75,289,284)

Number of Contracts

	DERIVATIVE CONTRACTS ((0.47)%)
	WRITTEN OPTIONS ((0.15)%)
	MEDICAL - BIOMEDICAL/GENETICS ((0.07)%)
(122)	Affymax Inc., 02/28/14 $16.77 Call *	(698)
(205)	Amgen Inc., 01/18/14 $67.50 Put *	(17,015)
(348)	Dendreon Corp., 08/17/13 $4.00 Put *	(15,660)
(140)	InterMune Inc., 10/19/13 $8.00 Put *	(17,640)
(140)	InterMune Inc., 10/19/13 $11.00 Call *	(15,260)
(145)	Life Technologies Corp., 05/18/13 $70.00 Call *	(15,950)
(95)	Myriad Genetics Inc., 05/18/13 $23.00 Put *	(5,700)
(113)	NewLink Genetics Corp, 04/20/13 $12.50 Call *	(7,910)
(145)	NewLink Genetics Corp, 04/20/13 $12.50 Put *	(13,775)

		(109,608)

	MEDICAL - DRUGS ((0.06)%)
(300)	Bristol-Myers Squibb Co., 01/18/14 $32.00 Put *	(18,300)
(221)	Salix Pharmaceuticals Ltd., 07/20/13 $42.00 Put *	(29,835)
(69)	Salix Pharmaceuticals Ltd., 07/20/13 $43.00 Put *	(12,075)
(139)	Shire PLC, 07/20/13 $80.00 Put *	(22,935)

		(83,145)

	MEDICAL - HMO ((0.01)%)
(278)	Humana Inc., 04/20/13 $75.00 Call *	(20,294)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Number of Contracts		Fair Value

	WRITTEN OPTIONS (CONTINUED)
	THERAPEUTICS ((0.01)%)
(15)	Theravance Inc., 04/20/13 $25.00 Call *,*	$(3,825)
(15)	Theravance Inc., 04/20/13 $22.00 Put *	(3,390)

		(7,215)

	TOTAL WRITTEN OPTIONS (Premiums $(429,979))	(220,262)

Notional Amount ($)

	SWAPS ((0.32)%)
17,606,558	Equity Swap, long exposure	1,315,748
(26,495,524)	Equity Swap, short exposure	(1,782,845)

	TOTAL SWAPS	(467,097)

	TOTAL DERIVATIVE CONTRACTS (Premiums $(429,979))	(687,359)

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
PURCHASED AND DERIVATIVE CONTRACTS — 76.79%		114,168,563

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 23.21%		34,502,144

TOTAL MEMBERS’ CAPITAL — 100.00%		$148,670,707

Percentages shown represent a percentage of members’ capital as of March 31, 2013.

*   Non-income producing security.

(a) Foreign security.

(b) Partially or wholly held ($133,021,438 total fair value) in a pledged account by the Custodian as collateral.

(c) American Depository Receipt.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

DERIVATIVE CONTRACTS

EQUITY SWAPS

UBS Eucalyptus Fund, L.L.C. had the following open equity swaps as of March 31, 2013:

Notional	Shares	Maturity	Description	Unrealized
Amount		Date		Appreciation
				(Depreciation)

$194,799	58,000	07/18/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $194,799)	$104,036

$220,122	64,700	07/19/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $220,122)	$113,233

$114,396	33,900	07/22/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $114,396)	$60,268

$90,003	26,700	07/23/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $90,003)	$47,564

$27,818	6,000	02/14/2014	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $27,818)	$3,096

$217,660	31,000	11/29/2013	Agreement with Goldman Sachs & Co., to receive the total return of Diagnosticos DA America SA in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 65 bps.	$(38,661)

$89,505	22,550	06/03/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $89,505)	$32,525

$492,367	114,180	06/20/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $492,367)	$125,522

$214,515	47,436	06/24/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $214,515)	$42,187

$3,714	800	07/19/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $3,714)	$616

$23,301	5,000	07/22/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $23,301)	$3,757

$18,628	4,000	07/23/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $18,628)	$3,018

$139,608	30,000	07/24/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $139,608)	$22,738

$96,452	20,849	08/12/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $96,452)	$16,373

$24,444	5,084	08/20/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $24,444)	$3,068

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

EQUITY SWAPS (CONTINUED)

Notional	Shares	Maturity	Description	Unrealized
Amount		Date		Appreciation
				(Depreciation)

$251,509	52,551	09/09/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $251,509)	$32,873

$121,233	25,000	09/27/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $121,233)	$14,057

$22,586	5,000	12/27/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $22,586)	$4,472

$26,844	5,060	03/18/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $26,844)	$538

$42,269	7,810	04/07/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $42,269)	$(4)

$237,614	24,000	11/29/2013	Agreement with Goldman Sachs & Co., to receive the total return of Qualicorp SA in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 65 bps.	$3,274

$957,878	4,900	11/14/2013	Agreement with Goldman Sachs & Co., to receive the total return of the Goldman Sachs Custom HMO Basket in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.	$72,016

$7,487,887	62,700	04/24/2014	Agreement with Goldman Sachs & Co., to receive the total return of the GS Global Pharma in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.	$264,025

$5,745,761	55,700	02/21/2014	Agreement with Goldman Sachs & Co., to receive the total return of the Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 65 bps.	$116,042

$387,036	46,400	10/18/2013	Agreement with Goldman Sachs & Co., to receive the total return of Tianjin Tasly Pharmaceutical Co., Ltd. (upfront payment made by the Fund $387,036)	$135,548

$358,609	43,700	10/21/2013	Agreement with Goldman Sachs & Co., to receive the total return of Tianjin Tasly Pharmaceutical Co., Ltd. (upfront payment made by the Fund $358,609)	$133,567

$(7,517,122)	(4,850)	04/24/2014	Agreement with Goldman Sachs & Co., to pay the total return of S & P 500 Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly minus 10 bps.	$(96,581)

$(3,981,582)	(34,900)	08/01/2013	Agreement with Goldman Sachs & Co., to pay the total return of the Goldman Sachs Custom Device Basket in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly minus 40 bps.	$(711,075)

$(14,996,820)	(109,000)	03/20/2014	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly minus 90 bps.	$(975,189)

				$(467,097)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

ASSETS TABLE

	Total Fair Value at	Level 1	Level 2	Level 3
Description	March 31, 2013

Investments in Securities
Corporate Bonds
Medical - Biomedical/Genetics	$877,381	$—	$877,381	$—
Medical - Drugs	1,828,990	—	808,990	1,020,000

Total Corporate Bonds	2,706,371	—	1,686,371	1,020,000

Common Stock
Diagnostic Equipment	1,724,216	1,724,216	—	—
Diagnostic Kits	1,911,600	1,911,600	—	—
Disposable Medical Equipment	1,084,034	1,084,034	—	—
Drug Delivery Systems	2,648,484	2,648,484	—	—
Instruments - Scientific	4,219,470	4,219,470	—	—
Medical - Biomedical/Genetics	52,350,720	52,350,720	—	—
Medical - Drugs	62,615,936	62,615,936	—	—
Medical - Generic Drugs	15,145,479	15,145,479	—	—
Medical - HMO	9,561,590	9,561,590	—	—
Medical - Hospitals	4,332,279	4,332,279	—	—
Medical - Wholesale Drug Distribution	1,807,129	1,807,129	—	—
Medical Instruments	1,761,360	1,761,360	—	—
Medical Products	3,707,136	3,707,136	—	—
Patient Monitoring Equipment	3,085,098	3,085,098	—	—
Pharmaceuticals	338,240	338,240	—	—
Pharmacy Services	4,150,800	4,150,800	—	—
Therapeutics	15,483,515	15,483,515	—	—

Total Common Stock	185,927,086	185,927,086	—	—

Warrants
Medical - Biomedical/Genetics	712,528	—	—	712,528

Total Warrants	712,528	—	—	712,528

Purchased Options
Medical - Biomedical/Genetics	275,275	275,275	—	—
Medical - Drugs	212,205	212,205	—	—
Medical - Generic Drugs	415	415	—	—
Medical - HMO	38,225	38,225	—	—
Medical Instruments	11,866	11,866	—	—
Stock Index	39,235	39,235	—	—
Therapeutics	222,000	222,000	—	—

Total Purchased Options	799,221	799,221	—	—

Total Investments in Securities	$190,145,206	$186,726,307	$1,686,371	$1,732,528

Derivative Contracts
Swaps	1,354,413	—	1,354,413	—

Total Derivative Contracts	$1,354,413	$—	$1,354,413	$—

Total Assets	$191,499,619	$186,726,307	$3,040,784	$1,732,528

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

LIABILITIES TABLE

	Total Fair Value at	Level 1	Level 2	Level 3
Description	March 31, 2013

Securities Sold, Not Yet Purchased
Common Stock Sold, Not Yet Purchased
Diagnostic Kits	$(979,736)	$(979,736)	$—	$—
Diversified Operations/Commercial Services	(1,439,640)	(1,439,640)	—	—
Filtration/Separate Products	(2,392,950)	(2,392,950)	—	—
Instruments - Scientific	(3,638,680)	(3,638,680)	—	—
Medical - Biomedical/Genetics	(10,866,031)	(10,866,031)	—	—
Medical - Drugs	(20,881,176)	(20,881,176)	—	—
Medical - Wholesale Drug Distribution	(1,852,200)	(1,852,200)	—	—
Medical Instruments	(3,066,938)	(3,066,938)	—	—
Medical Labs & Testing Services	(4,806,300)	(4,806,300)	—	—
Medical Products	(9,379,196)	(9,379,196)	—	—
Optical Supplies	(2,446,136)	(2,446,136)	—	—
Research & Development	(594,615)	(594,615)	—	—
Stock Index	(1,602,420)	(1,602,420)	—	—
Therapeutics	(5,081,266)	(5,081,266)	—	—

Total Common Stock Sold, Not Yet Purchased	(69,027,284)	(69,027,284)	—	—

Exchange Traded Funds Sold, Not Yet Purchased
Stock Index	(6,262,000)	(6,262,000)	—	—

Total Exchange Traded Funds Sold, Not Yet Purchased	(6,262,000)	(6,262,000)	—	—

Total Securities Sold, Not Yet Purchased	$(75,289,284)	$(75,289,284)	$—	$—

Derivative Contracts
Written Options
Medical - Biomedical/Genetics	(109,608)	(109,608)	—	—
Medical - Drugs	(83,145)	(83,145)	—	—
Medical - HMO	(20,294)	(20,294)	—	—
Therapeutics	(7,215)	(7,215)	—	—

Total Written Options	(220,262)	(220,262)	—	—

Swaps	(1,821,510)	—	(1,821,510)	—

Total Derivative Contracts	$(2,041,772)	$(220,262)	$(1,821,510)	$—

Total Liabilities	$(77,331,056)	$(75,509,546)	$(1,821,510)	$—

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012	Accrued discounts/ premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	(Sales/ paydowns)	Transfers in and/or out of Level 3 *	Balance as of March 31, 2013

Investments in Securities

Corporate Bonds

Medical – Drugs	$-	$-	$-	$20,000	$1,000,000	$-	$-	$1,020,000

Total Corporate Bonds	-	-	-	20,000	1,000,000	-	-	1,020,000

Common Stock

Medical – Drugs	481,663	43,788	-	371,769	-	-	(897,220)	-

Total Common Stock	481,663	43,788	-	371,769	-	-	(897,220)	-

Warrants

Medical – Biomedical/Genetics	598,572	-	-	113,956	-	-	-	712,528

Total Corporate Bonds	598,572	-	-	113,956	-	-	-	712,528

Ending Balance	$1,080,235	$43,788	$-	$505,725	$1,000,000	$-	$(897,220)	$1,732,528

* The transfer out of level 3 at March 31, 2013 is due to the effective registration of restricted shares during the period.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2013 is $133,956.

Investments in Securities – By Country	March 31, 2013 Percentage of Members’ Capital (%)
United States	59.14%
Switzerland	7.85%
France	2.83%
Japan	2.49%
Cayman Islands	2.43%
China	1.94%
Bermuda	1.78%
Ireland	1.33%
Denmark	1.18%
Antigua and Barbados	0.51%
Israel	0.25%
United Kingdom	0.11%
Italy	(0.66%)
Sweden	(0.71%)
Australia	(0.83%)
Spain	(0.96%)
Belgium	(1.46%)

Investments in Derivative Contracts – By Country	March 31, 2013 Percentage of Members’ Capital (%)
United States	(0.47%)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities.

Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit spread, etc.)

Level 3— significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Board of Directors (the “Directors”) of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, using the average of the final bid and ask prices as of the measurement date, as reported by such exchange.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at the average of the final bid and ask prices as of the measurement date. Other marketable securities for which market quotations are readily available are valued at the average of the final bid and ask prices as of the measurement date, as obtained from one or more dealers making markets for such securities.

Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities’ true value will be valued at the average of the final bid and ask prices provided by a reputable dealer. Options and warrants may also be valued according to a valuation model or volatility formula pursuant to the Fund’s valuation policy and procedures using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, the amount of time until exercise and volatility levels which may be adjusted to more accurately reflect fair value. The level of the volatility discount used to value the warrants ranges from 0-35%. An increase in the discount level decreases the warrant value. There may be unique interactions between inputs used to determine Level 3 valuations which may have similar or divergent impact to the valuation as compared to changes to each input in isolation. Due to these factors, the Fund classifies these securities as Level 3 positions. The Fund held $712,528 in warrants at March 31, 2013.

Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models.

When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. There were no PIPEs held in the Fund at March 31, 2013.

Consistent with its strategy, a portion of the Fund’s long portfolio may consist of investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at March 31, 2013 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund’s strategy, these securities may consist of relatively illiquid or thinly traded investments, where multiple pricing sources on individual securities may not be available. Values assigned at March 31, 2013 may differ significantly from values that would have been used had a broader market for the investments existed. In the case where multiple pricing sources are not available, the Fund classifies these securities as Level 3 positions.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

For non-exchange traded securities, the valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund’s issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Eucalyptus Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/23/13

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	5/22/13

*	Print the name and title of each signing officer under his or her signature.